Document and Entity Information	Oct. 15, 2019
Cover [Abstract]
Entity Registrant Name	Houghton Mifflin Harcourt Co
Amendment Flag	false
Entity Central Index Key	0001580156
Document Type	8-K
Document Period End Date	Oct. 15, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-36166
Entity Tax Identification Number	27-1566372
Entity Address, Address Line One	125 High Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	351-5000
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	HMHC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false